Segment Information - Schedule of Revenues by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	$ 4,621,496	$ 4,890,830	$ 4,441,684
United States of America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	681,728	462,091	565,910
Central America and the Caribbean [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	289,543	248,896	539,682
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	2,378,772	2,580,979	1,961,600
South America (excluding - Colombia) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	754,574	732,586	933,569
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	$ 516,879	$ 866,278	$ 440,923